Note 32 - Common Shares - Dividends (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends
Cash dividends declared	€ 896,421,532	€ 609,934,751	€ 406,386,212
Cash dividends declared per common share (in EUR per share)	€ 0.45	€ 0.30	€ 0.20